Consolidated Statements of Cash Flow (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash generated from (used in) Operations
Net earnings (loss)	$ (14,520)	$ 31,797
Non-cash items
Stock-based compensation	3,894	4,228
Depreciation and amortization	25,693	22,785
Extinguishment of conversion feature		(66,679)
Foreign exchange loss	7,910	5,796
Deferred financing costs	1,746	4,195
Accretion of debt discount	25,175	41,737
Discount on loan receivable	121
Disposal of patents		704
Deferred income tax recovery	(4,583)	(11,716)
Accrued interest (income) expense	(32)	4,218
Long term portion of success fee		15,212
Total Non-cash items	45,404	52,277
Change in non-cash working capital balances
Accounts receivable	1,014	85
Prepaid expenses and deposits	(475)	(77)
Payments associated with success fee obligation	(12,685)
Accounts payable and accrued liabilities	7,831	15,785
Due to related party	(7,102)
Cash generated from operations	33,987	68,070
Financing
Proceeds on sale of common shares, net		71,992
Dividends paid	(14,617)	(10,668)
Proceeds from issuance (repayment) of convertible debentures	(233,247)	226,749
Debentures repurchased under normal course issuer bid		(1,535)
Common shares repurchased under normal course issuer bid	(15,729)	(2,871)
Common shares issued for cash on the exercise of options	3,078	6,086
Common shares issued for cash from Employee Share Purchase Plan	231	182
Cash (used in) generated from financing	(260,284)	289,935
Investing
Sale (purchase) of short-term investments	(93)	25,473
Loan receivable	(1,000)
Purchase of furniture and equipment	(403)	(1,907)
Purchase of patents and other intangibles	(25,425)	(19,753)
Cash (used in) generated from investing	(26,921)	3,813
Foreign exchange gain (loss) on cash held in foreign currency	(3,722)	(12,268)
Net cash and cash equivalents (used in) generated in the period	(256,940)	349,550
Cash and cash equivalents, beginning of period	432,186	82,636
Cash and cash equivalents, end of period	$ 175,246	$ 432,186